The Gabelli Focus Five Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 88.0%
	Automotive: Parts and Accessories — 2.6%
13,500	Aptiv plc	$1,282,095

	Building and Construction — 7.3%
55,000	Herc Holdings Inc.†	2,691,700
55,031	PGT Innovations Inc.†	820,512

		3,512,212

	Business Services — 5.2%
58,600	Macquarie Infrastructure Corp.	2,510,424

	Cable and Satellite — 6.5%
12,500	EchoStar Corp., Cl. A†	541,375
59,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	2,583,020

		3,124,395

	Computer Software and Services — 5.6%
1,500	Alphabet Inc., Cl. C†	2,005,530
625,000	Internap Corp.†	687,500

		2,693,030

	Consumer Services — 3.2%
9,500	GCI Liberty Inc., Cl. A†	673,075
22,500	ServiceMaster Global Holdings Inc.†	869,850

		1,542,925

	Diversified Industrial — 6.2%
25,000	Colfax Corp.†	909,500
8,500	EnPro Industries Inc.	568,480
58,187	Ferro Corp.†	862,913
30,000	GCP Applied Technologies Inc.†	681,300

		3,022,193

	Energy and Utilities — 4.4%
60,000	California Resources Corp.†	541,800
30,000	NextEra Energy Partners LP	1,579,500

		2,121,300

	Entertainment — 3.2%
215,000	Sirius XM Holdings Inc.	1,537,250

	Equipment and Supplies — 2.5%
10,500	CIRCOR International Inc.†	485,520
60,915	Mueller Water Products Inc., Cl. A	729,762

		1,215,282

	Financial Services — 9.1%
26,000	Apollo Global Management Inc.	1,240,460

Shares		Market Value
10,000	E*TRADE Financial Corp.	$453,700
45,000	New York Community Bancorp Inc.	540,900
7,500	PayPal Holdings Inc.†	811,275
37,500	Synchrony Financial	1,350,375

		4,396,710

	Food and Beverage — 9.7%
72,500	Maple Leaf Foods Inc.	1,444,920
20,000	Mondelēz International Inc., Cl. A	1,101,600
19,500	Post Holdings Inc.†	2,127,450

		4,673,970

	Health Care — 10.1%
97,500	Covetrus Inc.†	1,287,000
970,000	Option Care Health Inc.†	3,618,100

		4,905,100

	Hotels and Gaming — 5.3%
77,500	MGM Resorts International	2,578,425

	Retail — 4.2%
35,100	Newell Brands Inc.	674,622
55,000	PetIQ Inc.†	1,377,750

		2,052,372

	Telecommunications — 2.9%
105,000	Gogo Inc.†	672,000
9,253	T-Mobile US Inc.†	725,620

		1,397,620

	TOTAL COMMON STOCKS	42,565,303

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 12.0%
$5,808,000	U.S. Treasury Bills, 1.517% to 1.637%††, 01/16/20 to 03/26/20	5,795,299

	TOTAL INVESTMENTS — 100.0% (Cost $37,823,075)	$48,360,602

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

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